Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000147928 | Quest Diagnostics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000147928 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147928 | NOV, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147928 | Centene Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147928 | Northern Trust Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147928 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147928 | FirstEnergy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147928 | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147928 | Kimberly-Clark Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147928 | JB Hunt Transport Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147928 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147928 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000147928 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000147928 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000147928 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000147928 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000147928 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000147928 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000147928 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000147928 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000147928 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000147928 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000147928 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147929 | Quest Diagnostics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000147929 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147929 | NOV, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147929 | Centene Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000147929 | Northern Trust Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147929 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147929 | FirstEnergy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147929 | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147929 | Kimberly-Clark Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147929 | JB Hunt Transport Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147929 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147929 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000147929 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000147929 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000147929 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000147929 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000147929 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000147929 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000147929 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000147929 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000147929 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000147929 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000147929 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000009765 | Silicon Motion Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009765 | Canadian Western Bank
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009765 | Lincoln Educational Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009765 | Barrett Business Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009765 | Viper Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009765 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009765 | National Storage Affiliates Trust
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009765 | Radian Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009765 | Capital City Bank Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009765 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009765 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009765 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000009765 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009765 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000009765 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009765 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000009765 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000009765 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009765 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000009765 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009765 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000009765 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000009765 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000063871 | Silicon Motion Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063871 | Canadian Western Bank
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063871 | Lincoln Educational Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000063871 | Barrett Business Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000063871 | Viper Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000063871 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000063871 | National Storage Affiliates Trust
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063871 | Radian Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063871 | Capital City Bank Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000063871 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063871 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000063871 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000063871 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000063871 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000063871 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000063871 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000063871 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000063871 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063871 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000063871 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000063871 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000063871 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000063871 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009766 | Mohawk Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000009766 | Murphy Oil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009766 | PotlatchDeltic Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009766 | Seacoast Banking Corp. of Florida
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009766 | Artisan Partners Asset Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009766 | FB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009766 | Glacier Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009766 | The Hanover Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009766 | Haemonetics Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009766 | Park Aerospace Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009766 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009766 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000009766 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009766 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000009766 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000009766 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000009766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000009766 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009766 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000009766 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000009766 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000009766 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000009766 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000063872 | Mohawk Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063872 | Murphy Oil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000063872 | PotlatchDeltic Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000063872 | Seacoast Banking Corp. of Florida
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000063872 | Artisan Partners Asset Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000063872 | FB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000063872 | Glacier Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000063872 | The Hanover Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000063872 | Haemonetics Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000063872 | Park Aerospace Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063872 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000063872 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000063872 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063872 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063872 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063872 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000063872 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000063872 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000063872 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000063872 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000063872 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000063872 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000063872 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%